Credit Facility	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Credit Facility	Credit FacilityThe Company has a revolving credit facility with Royal Bank of Canada for $8 CAD. The credit facility bears interest at the Royal Bank Prime Rate plus 0.30%. As of December 31, 2023 and December 31, 2022, the effective rate was 7.50% and 6.75%, respectively, and no cash amounts were drawn under this credit facility.